Statements of Income (Loss) and Retained Earnings - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Outbound phone	$ 14,877,954	$ 15,423,110
Other	1,439,303	1,727,508
Revenues, total	16,317,257	17,150,618
Operating expenses:
Production costs	10,422,413	9,922,050
Selling, general, and administrative	4,788,147	6,449,761
Depreciation and amortization	746,059	523,127
Operating expenses	15,956,619	16,894,938
Operating income	360,638	255,680
Other income (expense):
Gain on bargain purchase		2,125,532
Acquisition transaction costs		(1,322,596)
Other income	467	5,619
Interest expense	(394,344)	(74,512)
Net income (loss)	(33,239)	989,723
Retained earnings, beginning of year	1,192,485	402,762
Net income (loss)	(33,239)	989,723
Dividends		(200,000)
Retained earnings, end of year	$ 1,159,246	$ 1,192,485